Fixed assets	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Fixed assets
Note 8 - Fixed assets

	Photovoltaic Plants	Pumped storage	Biogas installations	Office furniture and equipment	Leasehold Improvements	Total
	€ in thousands
Cost
Balance as at January 1, 2020	102,784	-	19,588	147	52	122,571
Additions	120,842	16,607	558	38	-	138,045
New companies	-	-	*13,961	-	-	13,961
Disposals	-	-	-	-	(52)	(52)
Effect of changes in exchange rates	-	-	-	(5)	-	(5)
Balance as at December 31, 2020	223,626	16,607	34,107	180	-	274,520

Balance as at January 1, 2021	223,626	16,607	34,107	180	-	274,520
Additions	26,529	62,285	1,085	8	-	89,907
Effect of changes in exchange rates	-	-	-	2	-	2
Balance as at December 31, 2021	250,155	78,892	35,192	190	-	364,429

Depreciation
Balance as at January 1, 2020	5,456	-	2,545	129	52	8,182
Depreciation for the year	830	-	1,457	12	-	2,299
Disposals	-	-	-	-	(52)	(52)
Effect of changes in exchange rates	-	-	-	(4)	-	(4)
Balance as at December 31, 2020	6,286	-	4,002	137	-	10,425

Balance as at January 1, 2021	6,286	-	4,002	137	-	10,425
Depreciation for the year	10,971	-	2,950	16	-	13,937
Effect of changes in exchange rates	-	-	-	2	-	2
Balance as at December 31, 2021	17,257	-	6,952	155	-	24,364

Carrying amounts
As at January 1, 2020	97,328	-	17,043	18	-	114,389
As at December 31, 2020	217,340	16,607	30,105	43	-	264,095
As at December 31, 2021	232,898	78,892	28,240	35	-	340,065

* See Note 6D1, Reclassified

Investment in Photovoltaic Plants
As December 31, 2021, the Company indirectly owns six PV Plants that are connected to their respective national grids and operating as follows: (i) four photovoltaic plants in Spain with an aggregate installed capacity of approximately 7.9 MW, (ii) 51% of Talasol Project, which owns a photovoltaic plant with installed capacity of 300MW in the municipality of Talaván, Cáceres, Spain and (iii) one photovoltaic plant in Israel with an aggregate installed capacity of approximately 9 MW. In addition, the Company indirectly owns Ellomay Solar Project, that is constructing a PV Plant with installed capacity of 28 MW in the municipality of Talaván, Cáceres, Spain (see Note 6D2).

In connection with PV Plants owned by the Company as (including the Ellomay Solar Project), the Company recorded as of December 31, 2021, fixed assets at an aggregate value of approximately €250,155 thousand, in accordance with actual costs incurred. Depreciation with respect to the PV Plants in Spain is calculated using the straight-line method over 20-25 years commencing from the connection to the national grid that represent the estimated useful lives of the assets. During the year ended December 31, 2021, the Company recorded depreciation expenses with respect to its PV Plants in Spain of approximately €10,971 thousand.

Presented hereunder are data regarding the Company’s investments in photovoltaic plants as at December 31, 2021:

PV Plant Title	Nominal Capacity	Connection to Grid	Cost included in the Book value as at December 31, 2021
			€ in thousands
“Ellomay Spain – Rinconada II”	2,275 kWp	June 2010	5,509
“Rodríguez I”	1,675 kWp	November 2011	3,662
“Rodríguez II”	2,691 kWp	November 2011	6,631
“Fuente Librilla”	1,248 kWp	June 2011	3,212
"Talasol"	300 MWP	January 2021	219,048
“Ellomay Solar”	28 MWP	under construction	12,093

Investment in Biogas Installations
In connection with the Company’s three Biogas Installations (see Note 6D1), the Company recorded as of December 31, 2021, fixed assets at an aggregate value of approximately €38,464 thousand, in accordance with actual costs incurred.

Depreciation with respect to the Biogas Installations is calculated using the straight-line method over 12 years commencing from the connection to the national grid that represent the estimated period of the license. During the year ended December 31, 2021, the Company recorded depreciation expenses with respect to its Biogas Installations in the Netherlands of approximately €2,950 thousand.

Investment in Pumped Storage Project
Commencing the fourth quarter of 2020, as it is probable that the Company will enjoy future economic benefits in connection with the Manara PSP, expenses in connection with the Manara PSP are capitalized as assets. In connection with the Manara PSP (see Note 6B), the Company recorded as of December 31, 2021, fixed assets at an aggregate value of approximately €79,092 thousand, in accordance with actual costs incurred.

Capitalized borrowing costs
In the reporting period borrowing costs in the amount of €2,922 thousand were capitalized to qualifying assets for the year 2021. Those expenses are related to the construction of the Talasol PV Plant and Manara PSP.